Earnings Per Share	12 Months Ended
Dec. 25, 2012
Earnings Per Share

(14) Earnings Per Share

Basic earnings per share (“EPS”) data is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS data is computed based on the weighted average number of shares of common stock outstanding, including all potentially issuable shares of common stock. During fiscal 2010 and 2011, there were no outstanding stock options or other dilutive securities and therefore they were not included in the dilutive calculation. Diluted earnings per share for fiscal 2012 excludes stock options of 825,000, which were outstanding during the period but were anti-dilutive.

(dollars in thousands, except per share data)

	Year Ended
	December 28,	December 27,	December 25,
	2010	2011	2012
Income (loss) from continuing operations	$8,757	$9,647	$14,573
Discontinued operations, net of income tax benefit	(27)	(674)	(819)

Net income (loss)	$8,730	$8,973	$13,754

Shares:
Weighted average number of common shares outstanding (1)	17,994,667	17,994,667	20,432,579
Dilutive shares	—	—	—

Total Diluted Shares	17,994,667	17,994,667	20,432,579

Basic and diluted income (loss) per common share:
Continuing operations	$0.49	$0.54	$0.71
Discontinued operations	(0.00)	(0.04)	(0.04)

Basic and diluted income (loss) per share	$0.49	$0.50	$0.67

(1)	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).